Business Combinations - Schedule of Recognized Identified Assets Acquired and Payment Menthod of Consideration Transferred (Details) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Land	$ 1,952
Buildings	3,215
Equipment	1,170
Intangibles (NOAs)	1,500
Goodwill	1,330	$ 1,330
Other Assets	134
Total	9,301
Preliminary Purchase Price Allocation [Member]
Land	1,952
Buildings	3,215
Equipment
Intangibles (NOAs)
Goodwill
Other Assets	4,134
Total	9,301
Liabilities assumed (mortgage)	3,920
Common Stock	4,000
Cash	1,381
Total consideration transferred	9,301
Measurment Period Adjustment [Member]
Land
Buildings
Equipment	1,170
Intangibles (NOAs)	1,500
Goodwill	1,330
Other Assets	$ (4,000)